Loans - Summary of Undrawn Credit Facilities and Other Off Balance Sheet Exposures (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of internal credit grades [line items]
Credit exposure	$ 440,411	$ 400,341
ECL allowance	197	215
Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	429,783	398,422
Retail [member]
Disclosure of internal credit grades [line items]
ECL allowance	94	134
Retail [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	200,806	190,454
Retail [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	200,712	190,320
Retail [member] | Exceptionally Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	164,694	159,261
Retail [member] | Very Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	15,116	15,393
Retail [member] | Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	15,972	12,128
Retail [member] | Medium [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,543	2,242
Retail [member] | High [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	864	881
Retail [member] | Default [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	43	37
Retail [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	574	512
Business and government [member]
Disclosure of internal credit grades [line items]
ECL allowance	103	81
Business and government [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	229,174	208,183
Business and government [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	229,071	208,102
Business and government [member] | Investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	157,131	147,567
Business and government [member] | Non investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	69,806	58,804
Business and government [member] | Watch list [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	906	1,007
Business and government [member] | Default [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	123	161
Business and government [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,208	644
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	96	89
Stage 1 [member] | 12-month expected credit losses [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	422,227	391,669
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	42	48
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	197,830	187,224
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	197,788	187,176
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Exceptionally Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	164,577	159,254
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Very Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	15,112	15,367
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	14,988	10,723
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Medium [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,263	1,256
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | High [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	325	118
Stage 1 [member] | 12-month expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	565	506
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	54	41
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	224,493	204,534
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	224,439	204,493
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	156,560	147,206
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Non investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	66,788	56,707
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Watch list [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	28	7
Stage 1 [member] | 12-month expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,117	614
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	92	126
Stage 2 [member] | Lifetime expected credit losses [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	7,399	6,555
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	52	86
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,933	3,193
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	2,881	3,107
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Exceptionally Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	117	7
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Very Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	4	26
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Low [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	984	1,405
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Medium [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	1,280	986
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | High [Member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	539	763
Stage 2 [member] | Lifetime expected credit losses [member] | Retail [member] | Financial instruments not credit-impaired [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	9	6
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	40	40
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,558	3,488
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	4,518	3,448
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	571	361
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Non investment grade [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	3,018	2,097
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Watch list [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	878	1,000
Stage 2 [member] | Lifetime expected credit losses [member] | Business and government [member] | Financial instruments not credit-impaired [member] | Not Rated [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	91	30
Stage 3 [member] | Financial instruments credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	157	198
Stage 3 [member] | Retail [member] | Financial instruments credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	43	37
Stage 3 [member] | Retail [member] | Financial instruments credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	43	37
Stage 3 [member] | Retail [member] | Financial instruments credit-impaired [member] | Default [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	43	37
Stage 3 [member] | Business and government [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	9
Stage 3 [member] | Business and government [member] | Financial instruments credit-impaired [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	123	161
Stage 3 [member] | Business and government [member] | Financial instruments credit-impaired [member] | Net credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	114	161
Stage 3 [member] | Business and government [member] | Financial instruments credit-impaired [member] | Default [member] | Gross credit exposure [member]
Disclosure of internal credit grades [line items]
Credit exposure	123	$ 161
Stage 3 [member] | Lifetime expected credit losses [member] | Financial instruments credit-impaired [member]
Disclosure of internal credit grades [line items]
ECL allowance	$ 9